Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at beginning of year	$ 3,432	$ 3,874	$ 4,565
Increase (decrease) during the year	(206)	485	(93)
Bad debt written off	(333)	(927)	(598)
Balance at end of year	$ 2,893	$ 3,432	$ 3,874